Statement of comprehensive income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income
Earnings/(loss) for the year	R 14,458	R 7,726	R (44,245)
Other comprehensive (loss)/income, net of tax
Items that can be subsequently reclassified to the income statement	(2,325)	1,592	(2,916)
Effect of translation of foreign operations	(2,255)	1,579	(2,745)
Share of other comprehensive income in equity accounted investments	(70)	13	57
Foreign currency translation reserve on disposal of business reclassified to the income statement			(228)
Items that cannot be subsequently reclassified to the income statement	122	188	48
Remeasurement of post-retirement benefit obligation	247	251	55
Fair value of investments through other comprehensive income	1	(1)	(3)
Tax on items that cannot be subsequently reclassified to the income statement	(126)	(62)	(4)
Total comprehensive income/(loss) for the year	12,255	9,506	(47,113)
Attributable to
Owners of Sasol Limited	9,948	8,539	(47,123)
Non-controlling interests in subsidiaries	2,307	967	10
Total comprehensive income/(loss) for the year	R 12,255	R 9,506	R (47,113)